Business Combinations - Summary of Net Cash Outflow (Inflow) on Acquisition of Subsidiary (Detail) - 12 months ended Dec. 31, 2023 $ in Thousands, $ in Thousands	TWD ($)	USD ($)	USD ($)
ITGEU [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	$ 50,368
Less: Cash and cash equivalent acquired	(68,719)
Net cash outflow (inflow) on acquisition of subsidiaries	(18,351)
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	217,919
Less: Cash and cash equivalent acquired	(18,850)
Net cash outflow (inflow) on acquisition of subsidiaries	199,069
HIRSCHMANN [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	1,342,602		$ 43,847
Less: Cash and cash equivalent acquired	(118,419)	$ (3,867)
Net cash outflow (inflow) on acquisition of subsidiaries	$ 1,224,183	$ 39,980